Shareholder Report, Line Graph (Details) - USD ($)				5 Months Ended	6 Months Ended	7 Months Ended	12 Months Ended	17 Months Ended	19 Months Ended	24 Months Ended	29 Months Ended	31 Months Ended	36 Months Ended	41 Months Ended	43 Months Ended	48 Months Ended	53 Months Ended	55 Months Ended	60 Months Ended	65 Months Ended	67 Months Ended	72 Months Ended	77 Months Ended	79 Months Ended	84 Months Ended	91 Months Ended	96 Months Ended	103 Months Ended	108 Months Ended	120 Months Ended
	Dec. 03, 2018	Oct. 14, 2016	Apr. 30, 2015	Apr. 30, 2019	Apr. 30, 2025	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2020	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2021	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2022	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2023	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2024	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2025	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2025
C000024978 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Alger Spectra Fund Class A
Accumulated Value			$ 9,475.89				$ 9,219.32			$ 11,017.51			$ 13,253.33			$ 15,294.24			$ 16,595.13			$ 24,931.4			$ 19,425.26		$ 18,706.87		$ 25,541.86	$ 30,327.82
C000068367 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Alger Spectra Fund Class C
Accumulated Value			10,000				9,653.95			11,451.55			13,676.96			15,660.83			16,870.1			25,147.94			19,443.18		18,572.95		25,359.01	30,110.73
C000068368 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Alger Spectra Fund Class I
Accumulated Value			9,999.99				9,725.92			11,624.56			13,993.03			16,145.23			17,525.15			26,320.26			20,507.77		19,751.28		26,964.09	32,029.43
C000095102 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Alger Spectra Fund Class Y
Accumulated Value	$ 499,999.99			$ 547,074.76				$ 595,847.13			$ 898,020.08			$ 701,888.14			$ 678,988.52			$ 930,816.38			$ 1,109,879.86
C000206605 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Alger Spectra Fund Class Z
Accumulated Value			500,000				488,042.02			585,005.87			706,348.11			817,751.32			889,939.38			1,340,849.75			1,048,042.88		1,012,683.22		1,387,058.84	1,652,521.84
C000039961 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Alger Responsible Investing Fund Class A
Accumulated Value			9,474.21				9,131.31			10,799.6			12,473.45			14,562.16			15,972.67			23,699.23			21,300.79		21,418.81		27,047.97	29,134.91
C000068369 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Alger Responsible Investing Fund Class C
Accumulated Value			10,000				9,572.68			11,224.98			12,863.52			14,903.82			16,207.52			23,886.09			21,306.38		21,250.48		26,835.4	28,905.95
C000068370 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Alger Responsible Investing Fund Class I
Accumulated Value			10,000				9,647.99			11,401.92			13,183.9			15,380.03			16,857.47			25,035.34			22,497.01		22,622		28,563.81	30,774.25
C000174226 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Alger Responsible Investing Fund Class Z
Accumulated Value		$ 500,000				$ 573,840.65			$ 666,164.62			$ 780,792.26			$ 859,701.27			$ 1,281,207.1			$ 1,155,517.53			$ 1,166,093.94		$ 1,477,579.05		$ 1,594,688.38
C000078761 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Alger Dynamic Opportunities Fund Class A
Accumulated Value			9,477.67				9,048.41			9,943.71			11,152.54			12,471.63			13,250.57			19,366.03			16,232.3		16,251.9		17,662.55	19,670.77
C000098121 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Alger Dynamic Opportunities Fund Class C
Accumulated Value			10,000				9,479.7			10,332.72			11,491.93			12,759.22			13,456.74			19,521.29			16,244.16		16,134.7		17,535.18	19,528.92
C000095104 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Alger Dynamic Opportunities Fund Class Z
Accumulated Value			500,000				478,815.14			527,904.87			593,774.34			666,340.19			709,519.56			1,039,185.99			873,798.71		876,841.53		956,462.19	1,068,539.68
C000095099 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Alger Emerging Markets Fund Class A
Accumulated Value			9,476.74				8,030.72			9,437.07			11,102.5			10,127.2			9,681.64			15,221.69			11,118.8		9,735.81		11,502.96	11,927.12
C000095100 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Alger Emerging Markets Fund Class C
Accumulated Value			10,000				8,413.86			9,810.92			11,458.89			10,371.35			9,842.16			15,351.94			11,127.44		9,667.91		11,422.74	11,843.94
C000095101 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Alger Emerging Markets Fund Class I
Accumulated Value			10,000				8,470.07			9,952.07			11,708.43			10,685.45			10,231.34			16,087.67			11,764.98		10,310.49		12,198.98	12,658.59
C000138115 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Alger Emerging Markets Fund Class Z
Accumulated Value			500,000				425,704.5			501,100.36			591,982.78			543,120.01			522,005.65			824,919.23			606,289.9		532,871.98		633,931.56	661,112.41
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 Index
Accumulated Value	500,000	500,000	10,000				10,120.65			11,934.11			13,517.3			15,341.38			15,473.78			22,588.94			22,637.04		23,240.16		28,506.77	31,955
HFRI Equity Hedge Total Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					HFRI Equity Hedge (Total) Index
Accumulated Value			10,000				9,475.72			10,527.11			11,469.66			11,574.22			10,995.48			15,548.89			14,639.55		14,599.28		16,411.14	17,580.99
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI Emerging Markets Index
Accumulated Value			10,000				8,243.84			9,857.85			12,040.41			11,476.54			10,138.98			15,128.33			12,396.12		11,641		12,843.55	14,076.01
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000 Growth Index
Accumulated Value		$ 500,000	10,000				10,107.39			12,077.87			14,367.39			16,871.92			18,700.11			28,314.21			26,800.07		27,426.12		36,147.69	41,399.81
Russell 3000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000 Growth Index
Accumulated Value	$ 500,000		$ 10,000				$ 10,032.38			$ 12,021.43			$ 14,279			$ 16,651.29			$ 18,228.26			$ 27,782.24			$ 25,885.71		$ 26,466.98		$ 34,604.6	$ 39,473.26